Provisions - Narrative (Details) - EUR (€) € / shares in Units, € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Closing share price (in euro per share)	€ 2.16	€ 4.72
Other provisions	€ 5,671	€ 7,675
Legal proceedings provision
Disclosure of other provisions [line items]
Other provisions	€ 5,200	€ 5,200